File No. 333-41180
File No. 811-10011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[_]
Pre-Effective Amendment No.		[_]
Post-Effective Amendment No.	11	[X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[_]
Amendment No.	25	[X]

(Check appropriate box or boxes)

SBL VARIABLE ANNUITY ACCOUNT XIV
(Exact Name of Registrant)

Security Benefit Life Insurance Company
(Name of Depositor)

One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code:
(785) 438-3000

Name of Agent for Service for Process: Amy J. Lee, Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001

It is proposed that this filing will become effective:

[_]	immediately upon filing pursuant to paragraph (b) of Rule 485
[_]	on October 1, 2007, pursuant to paragraph (b) of Rule 485
[X]	65 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]	on October 1, 2007, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

EXPLANATORY COMMENT

The prospectus and the statement of additional information included in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-41180) filed on April 27, 2007 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference.

PART C
OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

  Financial Statements

  The following consolidated financial statements of Security Benefit Life Insurance Company are included in Part B of the Registration Statement:

  Report of Independent Registered Public Accounting Firm
  Consolidated Balance Sheets as of December 31, 2006 and 2005
  Consolidated Statements of Income for the years ended December 31, 2006, 2005, and 2004
  Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2006, 2005, and 2004
  Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005, and 2004
  Notes to Financial Statements

  The following financial statements of Variable Annuity Account XIV - SecureDesigns Variable Annuity are included in Part B of the Registration Statement:

  Report of Independent Registered Public Accounting Firm
  Statements of Net Assets as of December 31, 2006
  Statements of Operations for the year ended December 31, 2006
  Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
  Notes to Financial Statements

  Exhibits

    Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
    Not Applicable

      Service Facilities Agreement(w)
      Marketing Organization Agreement(e)
      SBL Variable Products Broker/Dealer Sales Agreement(f)
      SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C  7-00)(h)
      Marketing Organization Agreement Commission Schedule - SecureDesigns(i)
      Marketing Organization Agreement Commission Schedule - NEA(i)
      Marketing Organization Agreement Commission Schedule - AdvanceDesigns(ab)
      Marketing Organization Agreement Commission Schedule - AEA(n)
      Marketing Organization Agreement Commission Schedule - Security Benefit Advisor(n)
      NEA Valuebuilder Marketing Organization Agreement(i)
      AEA Valuebuilder Marketing Organization Agreement(n)
      NEA Valuebuilder Marketing Organization Agreement Annualization Amendment(i)
      Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(p)

      Individual Contract (Form V6029  11-00)(g)
      Individual Contract-Unisex (Form V6029  11-00U)(g)
      Tax-Sheltered Annuity Endorsement (Form V6101  R9-05)(w)
      Withdrawal Charge Waiver Endorsement (Form V6051  3-96)(b)
      Waiver of Withdrawal Charge for Terminal Illness Endorsement (Form V6051 TI  2-97)(b)
      Individual Retirement Annuity Endorsement (Form V6849A  R9-03)(k)
      Roth IRA Endorsement (Form V6851A  R9-03)(k)
      Section 457 Endorsement (Form V6054  1-98)(c)
      403a Endorsement (Form V6057  10-98)(d)
      Annual Stepped Up Death Benefit Rider (Form V6063  8-00)(a)
      Guaranteed Growth Death Benefit Rider (Form V6063-1  8-00)(a)
      Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6063-2  8-00)(a)
      Disability Rider (Form V6064  8-00)(a)
      Guaranteed Income Benefit Rider (Form V6065  8-00)(a)
      Credit Enhancement Rider (Form V6067  8-00)(a)
      Alternative Withdrawal Charge Rider (Form V6069  10-00)(g)
      Loan Endorsement Rider (Form V6066  10-00)(i)
      Waiver of Withdrawal Charge Rider - 10 yrs or Disability (Form V6072  4-01)(i)
      Waiver of Withdrawal Charge Rider - 15 yrs or Disability (Form V6073  4-01)(i)
      Waiver of Withdrawal Charge Rider - 5 yrs and Age 59 1/2 (Form V6074  4-01)(i)
      Waiver of Withdrawal Charge Rider - Hardship (Form V6075  4-01)(i)
      Enhanced and Guaranteed Growth Death Benefit Rider (Form V6076  4-01)(h)
      Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6077  4-01)(h)
      Enhanced Death Benefit Rider (Form V6078  4-01)(h)
      Enhanced and Annual Stepped Up Death Benefit Rider (Form V6079  4-01)(h)
      DCA Plus Rider (Form V6080  4-01)(i)
      Credit Enhancement Rider (Form V6084  11-01)(i)
      Guaranteed Minimum Withdrawal Benefit (Form V6086  10-03)(l)
      Total Protection (Forms V6087  10-3)(m)
      Dollar for Dollar Living Benefit Rider (Form V6094  R9-05)(x)
      Dollar for Dollar Combination Benefit Rider (Form V6095  R9-05)(ab)
      Bonus Match Rider (Form V6093  10-05)(w)
      Guaranteed Lifetime Withdrawal Benefit Rider (Form V6106  6-07)(ac)

      Application (Form V9001  9-05)(w)
      Application - Unisex (Form V9001  9-05U)(w)
      Application (Form V9496  10-03)(q)
      Application (Form V9493  11-00)(g)
      Application (Form V9201  6-07)(ac)

      Composite of Articles of Incorporation of SBL(o)
      Bylaws of SBL(w)
    Not Applicable

      Participation Agreement - ABN AMRO (Aston)(ab)
      Participation Agreement - AIM - Equity Funds(i)
      Participation Agreement - AIM - Growth Funds(i)
      Participation Agreement - AIM - Variable Insurance Funds(r)
        Amendments Nos. 1 and 2 to Participation Agreement - AIM - Variable Insurance Funds(r)
        Amendment No. 3 to Participation Agreement - AIM - Variable Insurance Funds(x)
      Participation Agreement - American Century - Mutual Funds(s)
      Participation Agreement - American Century - Variable Insurance Funds(r)
      Participation Agreement - Ariel(j)
      Participation Agreement - Baron(ab)
      Participation Agreement - Calamos(i)
        Amendment No. 1 to Participation Agreement - Calamos(ab)
      Participation Agreement - Dreyfus - Mutual Funds(s)
      Participation Agreement - Dreyfus - Variable Insurance Funds(r)
        Amendment No. 1 to Participation Agreement - Dreyfus - Variable Insurance Funds(r)
      Participation Agreement - Fidelity - Mutual Funds(t)
        Amendments Nos. 1 and 2 to Participation Agreement - Fidelity - Mutual Funds(t)
        Amendment No. 3 to Participation Agreement - Fidelity - Mutual Funds(ab)
      Participation Agreement - Fidelity VIP(h)
        Amendment No. 1 to Participation Agreement - Fidelity VIP(h)
        Amendment No. 2 to Participation Agreement - Fidelity VIP(x)
      Participation Agreement - Goldman Sachs - Mutual Funds(ab)
      Participation Agreement - Jennison - Mutual Funds(ab)
      Participation Agreement - Legg Mason(r)
      Participation Agreement - MFS(u)
      Participation Agreement - Morgan Stanley(u)
      Participation Agreement - Neuberger Berman - AMT Funds(h)
        Amendments Nos. 1 and 2 to Participation Agreement - Neuberger Berman - AMT Funds(r)
      Participation Agreement - Neuberger Berman - Mutual Funds(s)
        Amendment No. 1 to Participation Agreement - Neuberger Berman - Mutual Funds(ab)
      Participation Agreement - Northern Trust(w)
      Participation Agreement - Oppenheimer(r)
        Amendments Nos. 1 and 2 to Participation Agreement - Oppenheimer(r)
        Amendment No. 3 to Participation Agreement - Oppenheimer(x)
      Participation Agreement - PIMCO - Mutual Funds(s)
        Amendment No. 1 to Participation Agreement - PIMCO - Mutual Funds(s)
        Amendment No. 2 to Participation Agreement - PIMCO - Mutual Funds(ab)
      Participation Agreement - PIMCO - Variable Insurance Funds(v)
        Amendments Nos. 1, 2, 3 and 4 to Participation Agreement - PIMCO - Variable Insurance Funds(x)
        Amendment No. 5 to Participation Agreement - PIMCO - Variable Insurance Funds(ab)
      Participation Agreement - Potomac (Direxion)(y)
        Amendment No. 1 to Participation Agreement - Potomac (Direxion)(y)
      Participation Agreement - Royce - Capital Fund(r)
      Participation Agreement - Royce - Mutual Funds(ab)
      Participation Agreement - RS Partners(w)
        Amendments Nos. 1 and 2 to Participation Agreement - RS Partners(ab)
      Participation Agreement - Rydex - Mutual Funds(w)
      Participation Agreement - Rydex - Variable Funds(h)
        Amendments Nos. 1, 2, 3, 4 and 5 to Participation Agreement - Rydex - Variable Funds(t)
        Amendment No. 6 to Participation Agreement - Rydex - Variable Funds(x)
      Participation Agreement - Van Kampen - Insurance Funds(r)
        Amendment No. 1 to Participation Agreement - Van Kampen - Insurance Funds(x)
      Participation Agreement - Van Kampen - Mutual Funds(s)
      Participation Agreement - Wells Fargo (Strong)(i)
      Information Sharing Agreement - ABN AMRO (Aston)(ab)
      Information Sharing Agreement - AIM(aa)
      Information Sharing Agreement - American Century(aa)
      Information Sharing Agreement - Ariel(ab)
      Information Sharing Agreement - Baron(ab)
      Information Sharing Agreement - Calamos(ab)
      Information Sharing Agreement - Dreyfus(aa)
      Information Sharing Agreement - Fidelity Insurance(ab)
      Information Sharing Agreement - Fidelity Retail Funds(ab)
      Information Sharing Agreement - Goldman Sachs(ab)
      Information Sharing Agreement - Janus(ab)
      Information Sharing Agreement - Jennison(ab)
      Information Sharing Agreement - Legg Mason(aa)
      Information Sharing Agreement - MFS(aa)
      Information Sharing Agreement - Neuberger Berman(aa)
      Information Sharing Agreement - Northern Trust(ab)
      Information Sharing Agreement - Oppenheimer(aa)
      Information Sharing Agreement - PIMCO(aa)
      Information Sharing Agreement - Potomac(z)
      Information Sharing Agreement - Royce(aa)
      Information Sharing Agreement - Rydex(aa)
      Information Sharing Agreement - Security Funds(ab)
      Information Sharing Agreement - T. Rowe Price(ab)
      Information Sharing Agreement - Van Kampen(aa)
      Information Sharing Agreement - Wells Fargo(z)
    Opinion of Counsel(h)

      To be filed by Amendment
      To be filed by Amendment
    Not Applicable
    Not Applicable
    Not Applicable
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed March 16, 1997).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1998).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed May 1, 2000).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 1999).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed February 16, 2001).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed May 1, 2002.)
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 18, 2004).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-111589 (filed December 29, 2003).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2003.)
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).
  Incorporated herein be reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2005).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed April 28, 2006).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-124509 (filed April 28, 2006).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2004).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 6, 2007).

Item 25.       Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Kris A. Robbins*	President, Chief Executive Officer and Director
Thomas A. Swank*	Senior Vice President, Chief Operating Officer and Director
J. Michael Keefer*	Senior Vice President, General Counsel, Secretary and Director
David J. Keith*	Senior Vice President and Chief Information Officer
Kalman Bakk, Jr.*	Senior Vice President and Director
Amy J. Lee*	Vice President, Associate General Counsel and Assistant Secretary
Thomas R. Kaehr*	Vice President, Controller and Treasurer
Carmen R. Hill*	Assistant Vice President and Chief Compliance Officer

*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2006 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned by SBMHC (directly or indirectly)
Security Benefit Mutual Holding Company (Holding Company)	Kansas	---
Security Benefit Corporation (Holding Company)	Kansas	100%
Security Benefit Life Insurance Company (Stock Life Insurance Company)	Kansas	100%
Security Investors, LLC (Investment Adviser)	Kansas	100%
Security Distributors, Inc. (Broker/Dealer, Principal Underwriter of Mutual Funds)	Kansas	100%
Security Investments Corporation (Service Company)	Kansas	100%
Security Global Investors, LLC (Investment Adviser)	Kansas	100%
se(2), inc. (Third Party Administrator)	Kansas	100%
Security Benefit Academy, Inc. (Daycare Company)	Kansas	100%
Security Financial Resources, Inc. (Financial Services)	Kansas	100%
Security Financial Resources Collective Investments, LLC (Private Fund)	Delaware	100%
First Security Benefit Life Insurance and Annuity Company of New York (Stock Life Insurance Company)	New York	100%
Brecek & Young Advisors, Inc.	California	100%
Brecek & Young Financial Services Group of Montana, Inc.	Montana	100%
Brecek & Young Financial Services Group of Nevada, Inc.	Nevada	100%
Brecek & Young Financial Group Insurance Agency of Texas, Inc.	Texas	100%

SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, and IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account, Variflex Separate Account, SBL Variable Annuity Account VIII, SBL Variable Annuity Account XI, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 31, 2006, the approximate percentage of ownership by the separate accounts for each company was as follows:

Security Income Opportunity Fund	46.73%
SBL Fund	100%

Item 27.       Number of Contractowners

As of June 30, 2007, there were 30,328 Qualified Contracts and 12,397 Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.       Indemnification

The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

The Articles of Incorporation include the following provision:

     (a) No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

     (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriter

(a)(1)	Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as principal underwriter for:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Variable Annuity Account IX
Account XVI
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
(a)(2)	SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
(a)(3)	SDI acts as principal underwriter for the following funds:
Security Equity Fund Security Income Fund Security Large Cap Value Fund Security Mid Cap Growth Fund SBL Fund Security Financial Resources Collective Investments, LLC
(a)(4)	SDI acts as principal underwriter for the following Commonwealth Annuity and Life Insurance Company Separate Accounts:
VEL Account
VEL II Account
VEL III Account
Separate Account III
Select Separate Account II
Inheiritage Account
Group VEL Account
Separate Account IMO
Separate Account FUVUL
Separate Account KGC
Separate Account KG
Separate Account VA-P
Separate Account VA-K
Separate Account VA-K - Delaware Medallion Annuity Contracts
Allmerica Select Separate Account
Fulcrum Separate Account
(a)(5)	SDI acts as principal underwriter for the following First Allmerica Financial Life Insurance Company Separate Accounts:
VEL II Account
Separate Account SPVL
Allmerica Select Separate Account II
Inheiritage Account
Group VEL Account
Separate Account IMO
Separate Account KG
Separate Account KGC
Separate Account VA-P
Separate Account VA-K
Separate Account VA-K - Delaware Medallion Annuity Contracts
Allmerica Select Separate Account
Fulcrum Separate Account
(a)(6)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:
Nationwide Multi-Flex Variable Account Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Gregory J. Garvin	President and Director
	Thomas R. Kaehr	Treasurer
	Amy J. Lee	Secretary and Chief Compliance Officer
	Brenda M. Harwood	Vice President, Assistant Treasurer and Director
	Richard M. Goldman Connecticut Business Center 6 Landmark Square #471 Stamford, CT 06901-2704)	Director
	Christopher D. Swickard	Assistant Secretary
	Carmen R. Hill	Assistant Vice President
*One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.
(c)	Not Applicable.

Item 30.       Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.       Management Services

All management contracts are discussed in Part A or Part B.

Item 32.       Undertakings

  Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

  Registrant undertakes that it will include as part of the Variable Annuity contract application a space that an applicant can check to request a Statement of Additional Information.

  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

  Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

  SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

  Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that is has complied with the provisions of paragraphs (a)-(d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 6th day of September, 2007.

Security Benefit Life Insurance Company (the Depositor) - SBL Variable Annuity Account XIV (The Registrant)
By:	KRIS A. ROBBINS
Kris A. Robbins, President, Chief Executive Officer and Director
By:	THOMAS A. SWANK
Thomas A. Swank, Senior Vice President, Chief Operating Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on September 6, 2007.

SIGNATURES AND TITLES

By:	KRIS A. ROBBINS
Kris A. Robbins, President, Chief Executive Officer and Director (principal executive officer)
By:	THOMAS A. SWANK
Thomas A. Swank, Senior Vice President, Chief Operating Officer, and Director
By:	J. MICHAEL KEEFER
J. Michael Keefer, Senior Vice President, General Counsel, Secretary and Director
By:	THOMAS R. KAEHR
Thomas R. Kaehr, Vice President, Controller and Treasurer (chief accounting officer and chief financial officer)
By:	KALMAN BAKK, JR.
Kalman Bakk, Jr., Director

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    None
    None

  None

  None

  None